AlphaCentric Symmetry strategy Fund

a series of

Mutual Fund Series Trust

Incorporated herein by reference is the definitive version of the prospectus for AlphaCentric Symmetry Strategy Fund filed pursuant to Rule 497 (c) under the Securities Act of 1933, on December 10, 2021, (SEC Accession No. 0001580642-21-005799).